CAPITAL STOCK - Summary of Non-vested Restricted Stock Unit Activity (Detail) - Restricted Share Units & Awards - $ / shares	12 Months Ended
	Jan. 03, 2015	Dec. 28, 2013	Dec. 29, 2012
Share Units
Non-vested, Beginning Balance (in shares)	1,750,369
Granted (in shares)	559,955	368,059	445,958
Vested (in shares)	(753,481)
Forfeited (in shares)	(62,300)
Non-vested, Ending Balance (in shares)	1,494,543	1,750,369
Weighted Average Grant Date Fair Value
Non-vested, Beginning Balance (USD per share)	$ 68.19
Granted (USD per share)	93.67	$ 80.68	$ 70.30
Vested (USD per share)	85.55
Forfeited (USD per share)	79.11
Non-vested, Ending Balance (USD per share)	$ 77.16	$ 68.19